Consolidated statement of income - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Interest and similar income	[1]	€ 11,167	€ 11,034	€ 22,006	€ 22,506
Interest expense		6,819	7,143	13,624	14,779
Net interest income		4,349	3,891	8,382	7,727
Provision for credit losses		460	423	979	894
Net interest income after provision for credit losses		3,889	3,468	7,403	6,833
Net commission and fee income		2,861	2,674	5,665	5,426
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		2,246	1,676	3,205	3,005
Net gains (losses) on derecognition of financial assets measured at amortized cost		3	1	4	4
Net gains (losses) on financial assets at fair value through other comprehensive income		18	17	28	33
Net income (loss) from equity method investments		4	(19)	11	(38)
Other income (loss)		(313)	97	(310)	314
Total noninterest income		4,819	4,448	8,603	8,745
Compensation and benefits		3,108	2,894	6,037	5,935
General and administrative expenses		2,233	2,065	4,415	4,245
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		(1)	0	0	(5)
Total noninterest expenses		5,340	4,959	10,451	10,175
Profit (loss) before tax		3,368	2,957	5,555	5,402
Income tax expense (benefit)		966	840	1,595	1,554
Profit (loss)		2,401	2,116	3,960	3,849
Profit (loss) attributable to noncontrolling interests		55	46	110	90
Profit (loss) attributable to Deutsche Bank shareholders and additional equity components		€ 2,347	€ 2,070	€ 3,850	€ 3,758

[1]	Interest and similar income of € 8.1 billion for the three months ended June 30, 2026 and € 8.1 billion for the three months ended June 30, 2025, € 15.9 billion for the six months ended June 30, 2026 and € 16.6 billion for the six months ended June 30, 2025 was calculated based on the effective interest method